Investments in an Associate - Additional Information (Details) € in Thousands, SFr in Millions		12 Months Ended
	Oct. 22, 2021 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Gain from the sale of an associate		€ 12,258
Swissfillon AG
Disclosure Of Significant Investments In Associates [Line Items]
Proportion of ownership interest In associate			26.94%
Sale and transfer of all owned shares in associate | SFr	SFr 15.8
Gain from the sale of an associate		€ 12,258